Advances on Newbuilding Contracts (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of advances on newbuilding contracts	The following tables contais a summary of Partnership’s impairment expense, net for the years ended December 31, 2020 and 2019, by vessel and by segment:

Period	Vessel	Segment	Event	Fair Value Hierarchical Level	Valuation Techniques and Key Inputs	Impairment Expense $
Q4 2020	Randgrid	FSO	Change in expected earnings of the vessel	Level 3	Discounted cash flow valuation	45,444
Q4 2020	Petrojarl Varg	FPSO	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	30,506
Q4 2020(1)	Navion Oslo	Shuttle Tanker	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	7,665
Q3 2020(2)	Apollo Spirit	FSO	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	1,620
Q3 2020(1)	Navion Anglia	Shuttle Tanker	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	3,100
Q2 2020(1)	Dampier Spirit	FSO	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	6,685
Q2 2020(2)	Navion Bergen	Shuttle Tanker	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	1,715
Q1 2020	ALP Forward	Towage	Change in the expected earnings of the vessels	Level 3	Discounted cash flow valuation	8,361
Q1 2020	ALP Winger	Towage				12,479
Q1 2020	ALP Ippon	Towage				1,360
Q1 2020	ALP Ace	Towage				731
Q1 2020	Petrojarl I	FPSO	Change in the expected earnings of the vessel	Level 3	Discounted cash flow valuation	42,367
Q1 2020	Petrojarl Varg	FPSO	Change in future redeployment assumptions	Level 3	Discounted cash flow valuation	27,202
Q1 2020	Petrojarl Knarr	FPSO	Change in expected earnings of the vessel	Level 3	Discounted cash flow valuation	56,599
Q1 2020	Navion Stavanger	Shuttle Tanker	Change in expected earnings of the vessel	Level 3	Discounted cash flow valuation	3,606
Q1 2020	Navion Gothenburg	Shuttle Tanker	Change in future redeployment assumptions	Level 3	Discounted cash flow valuation	16,772
Q1 2020(2)	Navion Bergen	Shuttle Tanker	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	2,400
Impairment expense, net for the year ended December 31, 2020						268,612

Q4 2019	Arendal Spirit	UMS	Change in future redeployment assumptions	Level 3	Discounted cash flow valuation	24,220
Q4 2019	Voyageur Spirit	FPSO	Change in future redeployment assumptions	Level 3	Discounted cash flow valuation	97,752
Q4 2019(2)(3)	Petrojarl Cidade de Rio das Ostras	FPSO	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	4,382
Q3 2019(2)(3)	Stena Sirita	Shuttle Tanker	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	1,506
Q2 2019	Arendal Spirit	UMS	Change in future redeployment assumptions	Level 3	Discounted cash flow valuation	11,487
Q2 2019	Petrojarl Varg	FPSO	Change in future redeployment assumptions	Level 3	Discounted cash flow valuation	33,991
Q2 2019	Navion Gothenburg	Shuttle Tanker	Significant repairs required to continue operations	Level 3	Discounted cash flow valuation	12,304
Q2 2019(2)(3)	Petrojarl Cidade de Rio das Ostras	FPSO	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	506
Q2 2019(2)(3)	Navion Hispania	Shuttle Tanker	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	1,532
Impairment expense, net for the year ended December 31, 2019						187,680
(1)Vessels and equipment were classified as held for sale as at December 31, 2020.
(2)Vessels and equipment were sold during the year ended December 31, 2020.
(3)Vessels and equipment were classified as held for sale as at December 31, 2019.

	December 31, 2020	December 31, 2019
	$	$
Opening balance at beginning of year	297,100	113,796
Additions	368,588	169,704
Capitalized borrowing costs	4,778	13,600
Transferred to vessels and equipment	(543,131)	—
Closing balance at end of year	127,335	297,100

Disclosure of maturity analysis for capital commitments
As at December 31, 2020, the contractual maturities of the Partnership's obligations under its newbuilding contracts were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Newbuilding contracts	248.5	175.5	73.0	—	—	—	—

Disclosure of maturity analysis of finance lease payments receivable	As at December 31, 2020, future scheduled payments under the finance leases to be received by the Partnership were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Finance leases	76.2	12.8	12.8	12.1	11.5	11.5	15.5

Disclosure of maturity of lease liabilities
As at December 31, 2020, the contractual maturities of the Partnership's obligations relating to the finance leases under the sale and leaseback transactions were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Obligations related to finance leases	141.6	7.9	7.5	7.5	7.5	7.5	103.7
As at December 31, 2020, the contractual maturities of the Partnership's borrowings were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Borrowings:
Secured debt - scheduled repayments	1,279.0	294.2	231.6	207.9	160.1	124.9	260.3
Secured debt - repayments on maturity	793.8	69.0	70.5	274.6	182.0	—	197.7
Bond repayments	1,138.1	—	251.1	687.0	200.0	—	—
Total borrowings	3,210.9	363.2	553.2	1,169.5	542.1	124.9	458.0
Unsecured revolving credit facility - due to related parties(1)	229.0	—	—	—	229.0	—	—
(1)See Note 22a for additional information.